Financial - risk management objectives and policies - Changes in copper price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 47,488	$ 66,003	$ 58,032
10% decrease in future copper prices	47,488	66,003	58,032
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	73,173	91,734	123,181
10% decrease in future copper prices	$ 73,173	$ (91,734)	$ (123,181)